Segment information (Tables)	12 Months Ended
Apr. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Revenue and Expense
	For the Years Ended April 30,
	2025	2026
Revenue	$2,511,187	$2,923,038
Cost of revenue	(1,758,228)	(1,428,696)
Selling and marketing	(86,574)	(72,156)
General and administrative	(190,897)	(201,564)
Other income, net	—	21
Interest income	25,863	34,570
Income tax expense	(57,272)	(180,239)
Net income of single operating segment	$444,079	$1,074,974